Consolidated Statements of Income (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Revenues
Utility Operations	$ 13,677,000,000	$ 14,091,000,000	$ 13,687,000,000
Other Revenues	1,268,000,000	1,025,000,000	740,000,000
TOTAL REVENUES	14,945,000,000	15,116,000,000	14,427,000,000
Expenses
Fuel and Other Consumables Used for Electric Generation	4,111,000,000	4,421,000,000	4,029,000,000
Purchased Electricity for Resale	1,169,000,000	1,191,000,000	1,000,000,000
Other Operation	2,962,000,000	2,868,000,000	3,132,000,000
Maintenance	1,115,000,000	1,236,000,000	1,142,000,000
Asset Impairments and Other Related Charges	300,000,000	139,000,000	0
Depreciation and Amortization	1,782,000,000	1,655,000,000	1,641,000,000
Taxes Other Than Income Taxes	850,000,000	824,000,000	820,000,000
TOTAL EXPENSES	12,289,000,000	12,334,000,000	11,764,000,000
OPERATING INCOME (LOSS)	2,656,000,000	2,782,000,000	2,663,000,000
Other Income (Expense):
Interest and Investment Income	8,000,000	27,000,000	38,000,000
Carrying Costs Income	53,000,000	393,000,000	70,000,000
Allowance for Equity Funds Used During Construction	93,000,000	98,000,000	77,000,000
Interest Expense	(988,000,000)	(933,000,000)	(999,000,000)
INCOME BEFORE INCOME TAX EXPENSE (CREDIT) AND EQUITY EARNINGS (LOSS)	1,822,000,000	2,367,000,000	1,849,000,000
Income Tax Expense (Credit)	604,000,000	818,000,000	643,000,000
Equity Earnings (Loss) of Unconsolidated Subsidiaries	44,000,000	27,000,000	12,000,000
INCOME (LOSS) BEFORE EXTRAORDINARY ITEM	1,262,000,000	1,576,000,000	1,218,000,000
EXTRAORDINARY ITEM, NET OF TAX	0	373,000,000	0
NET INCOME (LOSS)	1,262,000,000	1,949,000,000	1,218,000,000
Net Income Attributable to Noncontrolling Interests	3,000,000	3,000,000	4,000,000
NET INCOME (LOSS) ATTRIBUTABLE TO SHAREHOLDERS	1,259,000,000	1,946,000,000	1,214,000,000
Preferred Stock Dividend Requirements of Subsidiaries Including Capital Stock Expense	0	5,000,000	3,000,000
Earnings Attributable To Common Shareholders	1,259,000,000	1,941,000,000	1,211,000,000
Earnings Per Share
WEIGHTED AVERAGE NUMBER OF BASIC AEP COMMON SHARES OUTSTANDING	484,682,469	482,169,282	479,373,306
Earnings per Share Before Extraordinary Item	$ 2.60	$ 3.25	$ 2.53
Extraordinary Item, Net of Tax	$ 0	$ 0.77	$ 0
TOTAL BASIC EARNINGS PER SHARE ATTRIBUTABLE TO AEP COMMON SHAREHOLDERS	$ 2.60	$ 4.02	$ 2.53
WEIGHTED AVERAGE NUMBER OF DILUTED AEP COMMON SHARES OUTSTANDING	485,084,694	482,460,328	479,601,442
Earnings per Share Before Extraordinary Item	$ 2.60	$ 3.25	$ 2.53
Extraordinary Item, Net of Tax	$ 0	$ 0.77	$ 0
TOTAL DILUTED EARNINGS PER SHARE ATTRIBUTABLE TO AEP COMMON SHAREHOLDERS	$ 2.60	$ 4.02	$ 2.53
CASH DIVIDENDS DECLARED PER SHARE	$ 1.88	$ 1.85	$ 1.71
Appalachian Power Co [Member]
Revenues
Utility Operations	2,948,762,000	2,835,481,000	2,950,183,000
Sales to AEP Affiliates	318,199,000	359,802,000	316,207,000
Other Revenues	9,970,000	9,942,000	8,713,000
TOTAL REVENUES	3,276,931,000	3,205,225,000	3,275,103,000
Expenses
Fuel and Other Consumables Used for Electric Generation	815,979,000	759,684,000	663,422,000
Purchased Electricity for Resale	211,133,000	305,647,000	257,349,000
Purchased Electricity from AEP Affiliates	661,238,000	819,182,000	917,616,000
Other Operation	332,936,000	316,995,000	429,107,000
Maintenance	211,702,000	197,002,000	211,486,000
Depreciation and Amortization	344,293,000	270,529,000	304,192,000
Taxes Other Than Income Taxes	102,190,000	106,606,000	110,908,000
TOTAL EXPENSES	2,679,471,000	2,775,645,000	2,894,080,000
OPERATING INCOME (LOSS)	597,460,000	429,580,000	381,023,000
Other Income (Expense):
Interest Income	1,358,000	5,016,000	1,477,000
Carrying Costs Income	24,602,000	13,433,000	33,080,000
Allowance for Equity Funds Used During Construction	1,684,000	9,212,000	2,967,000
Interest Expense	(202,074,000)	(204,623,000)	(207,649,000)
INCOME BEFORE INCOME TAX EXPENSE (CREDIT) AND EQUITY EARNINGS (LOSS)	423,030,000	252,618,000	210,898,000
Income Tax Expense (Credit)	165,527,000	89,860,000	74,230,000
NET INCOME (LOSS)	257,503,000	162,758,000	136,668,000
Preferred Stock Dividend Requirements of Subsidiaries Including Capital Stock Expense	0	1,745,000	900,000
Earnings Attributable To Common Shareholders	257,503,000	161,013,000	135,768,000
Indiana Michigan Power Co [Member]
Revenues
Utility Operations	1,810,069,000	1,770,447,000	1,735,338,000
Sales to AEP Affiliates	268,408,000	320,184,000	330,951,000
Other Revenues - Affiliated	117,052,000	109,053,000	114,070,000
Other Revenues	4,582,000	15,086,000	15,368,000
TOTAL REVENUES	2,200,111,000	2,214,770,000	2,195,727,000
Expenses
Fuel and Other Consumables Used for Electric Generation	464,420,000	472,080,000	465,482,000
Purchased Electricity for Resale	117,860,000	121,375,000	128,369,000
Purchased Electricity from AEP Affiliates	386,404,000	353,484,000	327,335,000
Other Operation	583,865,000	540,595,000	560,346,000
Maintenance	172,562,000	229,883,000	222,406,000
Depreciation and Amortization	146,619,000	133,394,000	136,443,000
Taxes Other Than Income Taxes	80,687,000	82,303,000	80,431,000
TOTAL EXPENSES	1,952,417,000	1,933,114,000	1,920,812,000
OPERATING INCOME (LOSS)	247,694,000	281,656,000	274,915,000
Other Income (Expense):
Interest Income	3,122,000	2,048,000	3,389,000
Allowance for Equity Funds Used During Construction	9,724,000	15,395,000	15,678,000
Interest Expense	(102,739,000)	(97,665,000)	(104,465,000)
INCOME BEFORE INCOME TAX EXPENSE (CREDIT) AND EQUITY EARNINGS (LOSS)	157,801,000	201,434,000	189,517,000
Income Tax Expense (Credit)	39,344,000	51,760,000	63,426,000
NET INCOME (LOSS)	118,457,000	149,674,000	126,091,000
Preferred Stock Dividend Requirements of Subsidiaries Including Capital Stock Expense	0	626,000	339,000
Earnings Attributable To Common Shareholders	118,457,000	149,048,000	125,752,000
Ohio Power Co [Member]
Revenues
Utility Operations	4,022,116,000	4,406,814,000	4,222,461,000
Sales to AEP Affiliates	847,294,000	977,999,000	991,285,000
Other Revenues - Affiliated	39,401,000	27,903,000	21,069,000
Other Revenues	19,385,000	18,395,000	20,301,000
TOTAL REVENUES	4,928,196,000	5,431,111,000	5,255,116,000
Expenses
Fuel and Other Consumables Used for Electric Generation	1,471,316,000	1,597,410,000	1,488,474,000
Purchased Electricity for Resale	205,845,000	300,653,000	286,835,000
Purchased Electricity from AEP Affiliates	380,706,000	515,613,000	386,618,000
Other Operation	669,981,000	754,109,000	795,129,000
Maintenance	319,324,000	393,943,000	346,745,000
Asset Impairments and Other Related Charges	287,031,000	89,824,000	0
Depreciation and Amortization	511,070,000	545,376,000	513,168,000
Taxes Other Than Income Taxes	405,976,000	399,479,000	393,537,000
TOTAL EXPENSES	4,251,249,000	4,596,407,000	4,210,506,000
OPERATING INCOME (LOSS)	676,947,000	834,704,000	1,044,610,000
Other Income (Expense):
Interest Income	3,536,000	7,069,000	2,567,000
Carrying Costs Income	16,942,000	53,345,000	31,796,000
Allowance for Equity Funds Used During Construction	3,492,000	5,549,000	5,949,000
Interest Expense	(213,100,000)	(221,977,000)	(242,000,000)
INCOME BEFORE INCOME TAX EXPENSE (CREDIT) AND EQUITY EARNINGS (LOSS)	487,817,000	678,690,000	842,922,000
Income Tax Expense (Credit)	144,283,000	213,697,000	301,306,000
NET INCOME (LOSS)	343,534,000	464,993,000	541,616,000
Preferred Stock Dividend Requirements of Subsidiaries Including Capital Stock Expense	0	1,259,000	881,000
Earnings Attributable To Common Shareholders	343,534,000	463,734,000	540,735,000
Public Service Co of Oklahoma [Member]
Revenues
Utility Operations	1,206,583,000	1,345,551,000	1,246,916,000
Sales to AEP Affiliates	22,603,000	14,192,000	23,528,000
Other Revenues	3,752,000	3,645,000	3,218,000
TOTAL REVENUES	1,232,938,000	1,363,388,000	1,273,662,000
Expenses
Fuel and Other Consumables Used for Electric Generation	310,296,000	465,546,000	373,317,000
Purchased Electricity for Resale	208,676,000	163,550,000	187,106,000
Purchased Electricity from AEP Affiliates	24,378,000	50,092,000	46,013,000
Other Operation	213,195,000	201,247,000	222,396,000
Maintenance	106,835,000	104,732,000	115,788,000
Depreciation and Amortization	95,180,000	95,915,000	104,929,000
Taxes Other Than Income Taxes	43,428,000	41,295,000	42,121,000
TOTAL EXPENSES	1,001,988,000	1,122,377,000	1,091,670,000
OPERATING INCOME (LOSS)	230,950,000	241,011,000	181,992,000
Other Income (Expense):
Interest Income	1,308,000	596,000	308,000
Carrying Costs Income	1,856,000	4,033,000	3,145,000
Allowance for Equity Funds Used During Construction	2,007,000	1,317,000	804,000
Interest Expense	(55,286,000)	(54,700,000)	(63,362,000)
INCOME BEFORE INCOME TAX EXPENSE (CREDIT) AND EQUITY EARNINGS (LOSS)	180,835,000	192,257,000	122,887,000
Income Tax Expense (Credit)	66,694,000	67,629,000	50,100,000
NET INCOME (LOSS)	114,141,000	124,628,000	72,787,000
Preferred Stock Dividend Requirements of Subsidiaries Including Capital Stock Expense	0	434,000	200,000
Earnings Attributable To Common Shareholders	114,141,000	124,194,000	72,587,000
Southwestern Electric Power Co [Member]
Revenues
Utility Operations	1,538,533,000	1,594,192,000	1,469,514,000
Sales to AEP Affiliates	37,441,000	57,615,000	51,870,000
Other Revenues	1,860,000	2,019,000	2,150,000
TOTAL REVENUES	1,577,834,000	1,653,826,000	1,523,534,000
Expenses
Fuel and Other Consumables Used for Electric Generation	579,721,000	626,599,000	587,058,000
Purchased Electricity for Resale	131,706,000	152,645,000	125,064,000
Purchased Electricity from AEP Affiliates	19,229,000	11,808,000	23,707,000
Other Operation	230,078,000	224,068,000	245,504,000
Maintenance	117,415,000	140,981,000	103,352,000
Asset Impairments and Other Related Charges	13,000,000	49,000,000	0
Depreciation and Amortization	138,778,000	133,229,000	126,901,000
Taxes Other Than Income Taxes	72,011,000	65,239,000	63,151,000
TOTAL EXPENSES	1,301,938,000	1,403,569,000	1,274,737,000
OPERATING INCOME (LOSS)	275,896,000	250,257,000	248,797,000
Other Income (Expense):
Interest Income	1,230,000	2,076,000	579,000
Allowance for Equity Funds Used During Construction	57,054,000	48,731,000	45,646,000
Interest Expense	(88,318,000)	(81,781,000)	(86,538,000)
INCOME BEFORE INCOME TAX EXPENSE (CREDIT) AND EQUITY EARNINGS (LOSS)	245,862,000	219,283,000	208,484,000
Income Tax Expense (Credit)	45,858,000	56,903,000	64,214,000
Equity Earnings (Loss) of Unconsolidated Subsidiaries	2,509,000	2,746,000	2,414,000
NET INCOME (LOSS)	202,513,000	165,126,000	146,684,000
Net Income Attributable to Noncontrolling Interests	3,622,000	3,841,000	4,093,000
NET INCOME (LOSS) ATTRIBUTABLE TO SHAREHOLDERS	198,891,000	161,285,000	142,591,000
Preferred Stock Dividend Requirements of Subsidiaries Including Capital Stock Expense	0	579,000	229,000
Earnings Attributable To Common Shareholders	$ 198,891,000	$ 160,706,000	$ 142,362,000